Related Party Transactions	12 Months Ended
Oct. 31, 2024
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Related Party Transactions
Note 28: Related Party Transactions
Related parties include subsidiaries, joint ventures, associates, employee future benefit plans and key management personnel and their close family members. Close family members include spouses, common-law
partners and dependent minors. Transactions with our subsidiaries are eliminated on consolidation and are not disclosed as related party transactions.
Key Management Personnel and Their Close Family Members
Key management personnel is defined as those persons having authority and responsibility for planning, directing and/or controlling the activities of an entity, being the members of our Board of Directors (directors) and certain senior executives.
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2024	2023
Base salary and incentives	$20	$22
Post-employment benefits	2	2
Share-based payments (1)	37	49
Total key management personnel compensation	$59	$73

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.
We offer senior executives market interest rates on credit card balances, a fee-based
subsidy on annual credit card fees, and a select suite of customer loan and mortgage products at rates normally accorded to preferred customers. As at October 31, 2024, loans and undrawn credit commitments to key management personnel and their close family members totalled $19 million ($16 million as at October 31, 2023). We had no
ACL on impaired loans related to these amounts as at October 31, 2024 and 2023.
Directors receive a specified amount of their annual retainer in deferred stock units. Until a director’s shareholdings (including deferred stock units) are eleven times greater than their annual retainer, they are required to take 100% of their annual retainer and other fees in the form of either our common shares or deferred stock units. Once the shareholding requirements have been met, directors may elect to receive the remainder of such retainer fees and other remuneration in cash, common shares or deferred stock units.
Directors of our wholly-owned subsidiary, BMO Financial Corp., are required to take a specified minimum amount of their annual retainer and other fees in the form of deferred stock units.
Joint Ventures and Associates
We provide banking services to our joint ventures and associates on the same terms offered to our customers for these services.
The following table presents the carrying amount of our interests in joint ventures and associates accounted for under the equity method, as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2024	2023	2024	2023
Carrying amount	$ 907	$ 679	$ 820	$ 782
Share of net income	93	61	114	124
We do not have any joint ventures or associates that are individually material to our consolidated financial statements.
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2024	2023
Loans (1) (2)	$ 1,864	$ 1,525
Deposits	241	265
Fees paid for services received	66	58
Guarantees and commitments	210	98

(1)	Includes customers’ liability under acceptances.
(2)	We had no ACL on impaired loans related to these amounts as at October 31, 2024 and 2023.